NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Notes Payable
	June 30, 2012	December 31, 2011
Note payable - related party	$561,750	$561,750
Less: debt discount - related party	-	(50,918)

Note payable - related party, net	$561,750	$510,832